Allowance for Loan Losses - TDR Loans Subsequently Defaulted (Details) contract in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	3	1	10
Recorded Investment | $	$ 2,430	$ 618	$ 5,969
Real estate loans
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	1	10
Recorded Investment | $	$ 1,831	$ 618	$ 5,969
Real estate loans | Single-family residential
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	6
Recorded Investment | $	$ 0	$ 0	$ 3,010
Real estate loans | Owner-occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	1	4
Recorded Investment | $	$ 1,831	$ 618	$ 2,959
Commercial loans
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	0	0
Recorded Investment | $	$ 589	$ 0	$ 0
Consumer loans and overdrafts
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	0	0
Recorded Investment | $	$ 10	$ 0	$ 0